Weighted Average Valuation Assumptions (Detail) (USD $)	12 Months Ended
	Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Volatility	50.00%	50.00%	55.00%
Risk-free interest rate	3.10%	2.60%	3.50%
Expected term	5 years 1 month	5 years 1 month	5 years 1 month
Dividend Yield	0.00%	0.00%	0.00%
Weighted-average grant-date fair value per option:
Service-based	$ 27.62	$ 28.77	$ 13.20